Taxation - Deferred tax assets and liabilities - Components (Details) ¥ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation
Net operating loss carry forward			¥ 100,354	¥ 62,667
Allowance for doubtful accounts			149,713	37,895
Payroll and accrued expenses			3,847	2,943
Deductible advertisement expenses			4,824	81
Long-term equity investment impairment			34,399	2,400
Intangible assets	[1]		31,545	35,083
Gross deferred tax assets			324,682	141,069
Less: Valuation allowance			(324,682)	(135,790)	¥ (96,920)	¥ (153,840)
Net deferred tax assets			0	5,279
Identifiable intangible assets			0	(1,855)
Net deferred tax assets			0	3,424
Deferred tax assets, net			0	3,558
Deferred tax liabilities			¥ 0	¥ (134)
Consideration from intangible assets transferred | $		$ 141.5

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.